Condensed Financial Information of the Parent Company	6 Months Ended
Jun. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 21- CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such rules and concluded they were applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed CFS for the parent company are included herein.

PARENT COMPANY BALANCE SHEETS

(Expressed in U.S. Dollars, except for the number of shares)

	June 30, 2024	December 31, 2023
	(Unaudited)
ASSETS
Current assets:
Cash	$6,598,427	$8,236,065
Short-term investments	12,500,000	3,000,000
Intercompany receivables	15,000	15,000
Prepaid expenses and other current assets	1,566,155	204,604
Loan receivable	1,270,901	2,621,971
Total current assets	21,950,483	14,077,640

Non-current assets
Long-term investments	1,000,000	1,000,000
Investments in non-VIE subsidiaries	14,756,053	14,621,943
Total non-current assets	15,756,053	15,621,943
Total Assets	$37,706,536	$29,699,583

Liabilities and Shareholders’ Equity
Current liabilities
Intercompany payable	$1,361,997	$1,361,997
Total current liabilities	1,361,997	1,361,997

Non-current liabilities
Advance from private placement	8,200,000	-
Total non-current liabilities	8,200,000	-

Total Liabilities	9,561,997	1,361,997

Commitments and Contingencies

Shareholders’ Equity
Ordinary Shares, par value $0.0001 per share, 490,000,000 shares authorized; 14,392,364 shares issued and outstanding as of December 31, 2023.	-	1,439
Class A Ordinary Shares, US$0.0001 par value; 431,808,000 shares authorized, 6,200,364 shares issued and outstanding as of June 30, 2024.	620	-
Class B Ordinary Shares, US$0.0001 par value; 58,192,000 shares authorized, 8,192,000 shares issued and outstanding as of June 30, 2024.	819	-
Additional paid-in capital	16,721,551	16,721,551
Statutory reserve	836,215	836,215
Retained earnings	11,509,410	11,387,748
Accumulated other comprehensive loss	(924,076)	(609,367)
Total Shareholders’ Equity	28,144,539	28,337,586

Total Liabilities and Shareholders’ Equity	$37,706,536	$29,699,583

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

(Expressed in U.S. Dollars)

	Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Operating expenses:
General and administrative	$770,127	$394,676
Total operating expenses	770,127	394,676

Operating loss	(770,127)	(394,676)

Other income (expense)
Net investment gain	203,675	64,989
Interest income	247,440	60,924
Other expense, net	(8,145)	(615)
Total other income, net	442,970	125,298

Share of income from subsidiaries	448,819	891,352
Income before provision for income taxes	121,662	621,974

Net income	$121,662	$621,974
Comprehensive income
Net income	$121,662	$621,974

Comprehensive income	$121,662	$621,974
Earnings per ordinary share
Basic and diluted	0.01	0.05

Weighted average number of ordinary shares outstanding
Basic and diluted	14,392,364	12,122,574

PARENT COMPANY STATEMENTS OF CASH FLOWS

(Expressed in U.S. Dollars)

	Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Operating activities:
Net income	$121,662	$621,974
Adjustments to reconcile net income to net cash in operating activities:
Accrued interest income from loans	(147,835)
Net investment gain	(652,494)	(956,341)
Changes in operating assets and liabilities:
Deferred offering cost	-	(130,134)
Prepaid expenses and other current assets	-	(130,735)
Net cash used in operating activities	(678,667)	(595,236)

Investing activities
Loans to third parties	(1,092,453)	(2,986,321)
Prepayment from third-party loans	2,443,523	600,000
Purchases of held-to maturity investments	(9,500,000)	(8,000,000)
Net cash used in investing activities	(8,148,930)	(10,386,321)

Financing activities
Advance from private placement	8,200,000	-
Proceeds from issuance of ordinary shares	-	15,142,902
Net cash provided by financing activities	8,200,000	15,142,902

Net (decrease) increase in cash	(1,637,638)	4,161,345
Cash and equivalents at beginning of period	8,236,065	226,578
Cash and equivalents at end of period	$6,598,427	$4,387,923